May 01, 2021
GUIDESTONE FUNDSSupplement dated December 21, 2021toProspectus dated May 1, 2021This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.I. PRINCIPAL INVESTMENT STRATEGIES CHANGE FOR THEDEFENSIVE MARKET STRATEGIES ® FUNDUnder the heading “Principal Investment Strategies” for the Defensive Market Strategies ® Fund on page 103, the second bullet is deleted in its entirety and replaced with the following:•The principal strategies, and the range of assets that will generally be allocated to each, are as follows:Principal StrategyRange of AssetsLong Only Equity20%-80%Convertible Bond0%-50%Long-Short Equity0%-35%Options Equity0%-70%